Redeemable Convertible Preferred Stock - Narrative (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Preferred stock dividend, percent	8.00%
Cash dividends	$ 0
Minimum voting percentage for conversion	66.67%
Voting percentage held by stockholders	50.00%
Temporary stock shares outstanding	0	139,851,483	139,503,915
Series D- Redeemable Convertible Preferred Stock [Member] | Protective Provision [Member]
Temporary Equity [Line Items]
Temporary stock shares outstanding	12,000,000
Common Class B [Member]
Temporary Equity [Line Items]
Conversion ratio		$ 1
Conversion of preferred stock to common stock upon public offering (unaudited), shares		139,851,483
Minimum [Member] | Protective Provision [Member]
Temporary Equity [Line Items]
Proceeds from public offering	$ 70,000,000
Minimum [Member] | Redeemable Convertible Preferred Stock [Member] | Protective Provision [Member]
Temporary Equity [Line Items]
Temporary stock shares outstanding	81,600,000